Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory [Abstract]
Inventory
6.	Inventory

As of June 30, 2024, and December 31, 2023, inventory consisted of the following:

	June 30, 2024	December 31, 2023
Raw materials	$474,124	$279,514
Work in progress	290,080	147,906
Finished goods	214,344	68,247
	$978,548	$495,667

Cost of inventory recognized as expense in cost of sales for the six months ended June 30, 2024, and 2023, totaled $152,559 and $73,896, respectively. In addition, the cost of inventory relating to samples given out and expensed in marketing and promotion for the six months ended June 30, 2024, and 2023, totaled $92,907 and $64,718, respectively. As of June 30, 2024, and December 31, 2023, the Company recorded an allowance for inventory of $nil and $nil, respectively.

6.	Inventory

As of December 31, 2023 and 2022, inventory consisted of the following:

	December 31, 2023	December 31, 2022
Raw materials	$279,514	$81,133
Work in progress	147,906	116,984
Finished goods	68,247	32,028
	$495,667	$230,145

Cost of inventory recognized as expense in cost of sales for the years ended December 31, 2023 and 2022, totaled $363,082 and $251,580, respectively. In addition, the cost of inventory relating to samples given out and expensed in marketing and promotion for the year ended December 31, 2023 and 2022 totaled $124,376 and $36,501, respectively. As at December 31 2023, and December 31, 2022, the Company recorded an allowance for inventory of $nil and $nil, respectively.